Background: (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment properties	$ 2,380	$ 2,055
Total non-current assets	4,492	4,200
Total assets	5,891	5,794	18,501
Accumulated deficit	(137,030)	(135,022)	(115,635)
Total stockholders' deficit attributable to FC Global Realty Incorporate	(3,051)	(3,618)	(1,408)
Noncontrolling interest	172	174
Total stockholders' deficit	(2,879)	(3,444)	(1,408)	$ 12,697
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 5,891	5,794	$ 18,501
Previously Reported [Member]
Investment properties		2,600
Total non-current assets		4,745
Total assets		6,339
Accumulated deficit		(134,445)
Total stockholders' deficit attributable to FC Global Realty Incorporate		(3,041)
Noncontrolling interest		142
Total stockholders' deficit		(2,899)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit		6,339
Adjustment [Member]
Investment properties		(545)
Total non-current assets		(545)
Total assets		(545)
Accumulated deficit		(577)
Total stockholders' deficit attributable to FC Global Realty Incorporate		(577)
Noncontrolling interest		32
Total stockholders' deficit		(545)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit		$ (545)